Wells Fargo Funds Management, LLC

525 Market Street, 12th Floor

San Francisco, CA 94105

October 3, 2012

Via EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:       Wells Fargo Funds Trust (the “Trust”)

No. 333-74295/811-09253

Dear Sir or Madam:

Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data relating to the Wells Fargo Advantage Short Duration Government Bond Fund (the “Fund”). The interactive data relates to summary information that mirrors the Fund’s summary information in its prospectuses, as supplemented September 12, 2012 (SEC Accession No. 0001081400-12-000174). The 497(e) is being filed for the sole purpose of submitting the XBRL exhibit for the Fund.

If you have any questions, please contact me at (617) 210-3682.

Very truly yours,

  /s/ Maureen Towle

Maureen Towle

Senior Counsel